Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries	6 Months Ended
Jun. 30, 2018
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

18. Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

              The Group has the following significant transactions with related parties and non-controlling shareholders of subsidiaries, which were carried out in the normal course of business at terms determined and agreed by the relevant parties.

(i)          Transactions with related parties:

	Six Months Ended June 30,

	2018	2017

	(in US$'000)
Sales to:
Indirect subsidiaries of CK Hutchison	3,449	3,908

Revenue from research and development services from:
Equity investees	5,076	4,883

Purchases from:
Equity investees	1,197	494

Rendering of marketing services from:
Indirect subsidiaries of CK Hutchison	256	241
An equity investee	6,561	5,125

	6,817	5,366

Rendering of management services from:
An indirect subsidiary of CK Hutchison	455	448

Interest paid to:
An indirect subsidiary of CK Hutchison	—	65

Guarantee fee on bank borrowing to:
An indirect subsidiary of CK Hutchison	—	234

(ii)         Balances with related parties included in:

	June 30, 2018	December 31, 2017

	(in US$'000)
Accounts receivable—related parties
Indirect subsidiaries of CK Hutchison (note (a))	1,738	2,761
Equity investees (note (a))	812	1,099

	2,550	3,860

Accounts payable
An equity investee (note (a))	—	20

Amounts due from related parties
An indirect subsidiary of CK Hutchison (note (a))	—	23
Equity investees (note (a))	1,110	893
Dividend receivable from an equity investee	—	7,628

	1,110	8,544

Amounts due to related parties
An indirect subsidiary of CK Hutchison (note (b))	285	454
An equity investee (note (a))	10,402	6,567

	10,687	7,021

Other deferred income
An equity investee (note (c))	1,558	1,648

Notes:

(a)

Balances with related parties are unsecured, interest-free and repayable on demand. The carrying values of balances with related parties approximate their fair values due to their short-term maturities.

(b)

Amounts due to an indirect subsidiary of CK Hutchison are unsecured and repayable on demand. For the year ended December 31, 2017, such amounts were interest-bearing. For the six months ended June 30, 2018, such amounts were interest-free.

(c)	Other deferred income represents amounts recognized from granting of promotion and marketing rights.

(iii)        Transactions with non-controlling shareholders of subsidiaries:

	Six Months Ended June 30,

	2018	2017

	(in US$'000)
Sales	10,506	7,037

Purchases	8,113	9,485

Interest expense	39	32

Dividend paid	—	37

(iv)        Balances with non-controlling shareholders of subsidiaries included in:

	June 30, 2018	December 31, 2017

	(in US$'000)
Accounts receivable—third parties	4,865	1,846

Accounts payable	5,878	7,250

Other payables, accruals and advance receipts
Loan	1,550	1,550
Interest payable	119	80

	1,669	1,630

Other non-current liabilities
Loan	579	579